Financial Risk Management - Summary of Borrowing to Price Rate Changes (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Jun. 30, 2021
Disclosure of Financial Risk Management [Line Items]
Borrowings	$ 91,617	$ 41,045
Total borrowings	96,634	94,245
Commodity price risk [member]
Disclosure of Financial Risk Management [Line Items]
Current borrowings	372	336
Borrowings	47,898	41,045
Total borrowings	$ 48,270	$ 41,381
Percent of current borrowings	0.00%	0.00%
Percent of non-current borrowings	50.00%	45.00%
Percent of total loans	50.00%	45.00%